Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Discontinued operation depreciation expense related to property and equipment, net for the year ended December 2023

NOTE 5 – PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2023	2022
Cost:
Computers	228	304
Laboratory equipment	1,764	4,315
Machinery and equipment	477	360
Office Equipment	272	296
Leasehold Improvements	627	708
	3,368	5,983

Less – accumulated depreciation	(1,024)	(1,276)
Less – impairment	-	(1,210)

	2,344	3,497

The depreciation expense related to property and equipment, net for the years ended December 2023, 2022, 2021 was included in the Company’s consolidated statements of comprehensive loss, excluding discontinued operation in the amount of USD 51 thousand, USD 453 thousand and USD 195 thousand, respectively.

	Year ended December 31,
	2023	2022	2021
Research and development, net	299	297	119
Marketing	23	26	17
General and administrative	130	61	49
	452	384	185